Cover	Jul. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2023
Entity File Number	000-26028
Entity Registrant Name	IMAGING DIAGNOSTIC SYSTEMS, INC.
Entity Central Index Key	0000790652
Entity Tax Identification Number	22-2671269
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	618 E South Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	954
Local Phone Number	581-9800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false